Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 199,251.5	$ 2,332.3	₨ 140,308.9	₨ 156,782.9
Deferred tax expense/ (benefit)	(15,613.6)	(182.8)	(57,133.2)	12,280.9
Interest on income tax refund	(8,623.0)	(100.9)	(5,348.6)	(2,946.4)
Income tax expense	₨ 175,014.9	$ 2,048.6	₨ 77,827.1	₨ 166,117.4